Mineral claims (Narrative) (Details)	12 Months Ended
Jan. 31, 2013 mi acre
Mineral Claims 1	100.00%
Mineral Claims 2	417
Mineral Claims 3	100.00%
Mineral Claims 4	99
Mineral Claims 5	4,126.9
Mineral Claims 6	26
Mineral Claims 7	100.00%
Mineral Claims 8	612
Mineral Claims 9	200
Mineral Claims 10	199